Document And Entity Information	Nov. 02, 2026
Document Information [Line Items]
Entity, Registrant Name	FATHOM HOLDINGS INC.
Document, Type	8-K
Document, Period End Date	Nov. 02, 2026
Entity, Incorporation, State or Country Code	NC
Entity, File Number	001-39412
Entity, Tax Identification Number	82-1518164
Entity, Address, Address Line One	2000 Regency Parkway Drive
Entity, Address, Address Line Two	Suite 300
Entity, Address, City or Town	Cary
Entity, Address, State or Province	NC
Entity, Address, Postal Zip Code	27518
City Area Code	888
Local Phone Number	455-6040
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	FTHM
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001753162